Investment Risks	Oct. 24, 2025
GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST QQQ ETF | The Underlying E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of July 31, 2025, the Underlying Index had a significant portion of its value in issuers in the information technology and communication services industry groups.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST QQQ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Flex Option Risk: Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST QQQ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST QQQ ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST QQQ ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QQQ ETF | N A V Erosion Risk Due To Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QQQ ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. Selling put option contracts with longer maturities may increase the volatility of the strategy. Selling put option contracts that are more in-the-money may increase the volatility of the strategy.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

GraniteShares YieldBOOST QQQ ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $14,545m to $28,739m.

GraniteShares YieldBOOST QQQ ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST QQQ ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). There are a limited number of financial institutions that post collateral for certain trades on an agency basis (i.e. on behalf of other market participants). Accordingly, there are a limited number of financial institutions that may act as Authorized Participants that post collateral for certain trades on an agency basis (i.e. on behalf of other market participants. In such circumstances, the Fund’s market price may be significantly different than its underlying net asset value. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST QQQ ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST QQQ ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST QQQ ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST QQQ ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST QQQ ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST QQQ ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST QQQ ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST QQQ ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST QQQ ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST QQQ ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST QQQ ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC. The Fund intends to treat any income it may derive from the options and swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income the Fund may lose its status as a RIC. The Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

GraniteShares YieldBOOST QQQ ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST QQQ ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST QQQ ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST SPY ETF | The Underlying E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of August 21, 2025, the Underlying Index consisted of 503 constituents, which had a median total market capitalization of $37.0 billion, total market capitalizations ranging from $4.2 billion to $4.3 trillion and were concentrated in the information technology sector. The Underlying Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST SPY ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST SPY ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST SPY ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST SPY ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SPY ETF | N A V Erosion Risk Due To Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SPY ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

GraniteShares YieldBOOST SPY ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $2,971m to $5,994m.

GraniteShares YieldBOOST SPY ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST SPY ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SPY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST SPY ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST SPY ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST SPY ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST SPY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST SPY ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST SPY ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST SPY ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST SPY ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST SPY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST SPY ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST SPY ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST SPY ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST SPY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Small Cap ETF | The Underlying E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of July 31, 2025, the Underlying Index consisted of 1,972 holdings, which had an average market capitalization of $3.4 billion, total market capitalizations ranging from $119.4 million to $18.9 billion and were concentrated in the healthcare, financials, and industrials sectors. The Underlying Index is reconstituted annually and enhanced by initial public offerings quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Small Cap ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Small Cap ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Small Cap ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Small Cap ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Small Cap ETF | N A V Erosion Risk Due To Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Small Cap ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

GraniteShares YieldBOOST Small Cap ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $1,240m to $2,855m.

GraniteShares YieldBOOST Small Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Small Cap ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Small Cap ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Small Cap ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Small Cap ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Small Cap ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Small Cap ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Small Cap ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Small Cap ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Small Cap ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Small Cap ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST Small Cap ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Small Cap ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Small Cap ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Small Cap ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Small Cap ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Biotech ETF | The Underlying E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of August 22, 2025, the Underlying Index had 121 constituents which had a median market capitalization of $1.8 billion, total market capitalizations ranging from $299.3 million to $333.9 billion and were concentrated in the healthcare sector, the GICS sector in which the biotechnology industry is included.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Biotech ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Biotech ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Biotech ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Biotech ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Biotech ETF | N A V Erosion Risk Due To Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Biotech ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

GraniteShares YieldBOOST Biotech ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $422m to $1,080m.

GraniteShares YieldBOOST Biotech ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Biotech ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Biotech ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Biotech ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Biotech ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Biotech ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Biotech ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Biotech ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Biotech ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Biotech ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Biotech ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Biotech ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Biotech ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Biotech ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Biotech ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Biotech ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Financials ETF | The Underlying E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of August 22, 2025, the Underlying Index was comprised of 74 constituents which had a median total market capitalization of $10607 billion, total market capitalizations ranging from $7.7 billion to $1,018.0 billion and were concentrated in the financial sector. The Underlying Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Financials ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Financials ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Financials ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Financials ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Financials ETF | N A V Erosion Risk Due To Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Financials ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

GraniteShares YieldBOOST Financials ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $1,671m to $2,942m.

GraniteShares YieldBOOST Financials ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Financials ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Financials ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Financials ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Financials ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Financials ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Financials ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Financials ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Financials ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Financials ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Financials ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Financials ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Financials ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Financials ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Financials ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Financials ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Gold Miners ETF | The Underlying E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of August 21, 2025, the Underlying Index had 68 constituents, which had an average market capitalization of $32.2 billion, total market capitalizations ranging from $6.3 million to $77.7 billion and were concentrated in the gold mining industry, which is included in the materials sector. The Underlying Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Gold Miners ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Gold Miners ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Gold Miners ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Gold Miners ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Gold Miners ETF | N A V Erosion Risk Due To Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Gold Miners ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

GraniteShares YieldBOOST Gold Miners ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $419m to $666m.

GraniteShares YieldBOOST Gold Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Gold Miners ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Gold Miners ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Gold Miners ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Gold Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Gold Miners ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Gold Miners ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Gold Miners ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Gold Miners ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Gold Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Gold Miners ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Gold Miners ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Gold Miners ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Gold Miners ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Gold Miners ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Gold Miners ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Semiconductor ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Semiconductor ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Semiconductor ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Semiconductor ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Semiconductor ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Semiconductor ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $4,553m to $14,670m.

GraniteShares YieldBOOST Semiconductor ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Semiconductor ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Semiconductor ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Semiconductor ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Semiconductor ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Semiconductor ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Semiconductor ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Semiconductor ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Semiconductor ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Semiconductor ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Semiconductor ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Semiconductor ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Semiconductor ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Semiconductor ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Semiconductor ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of August 21, 2025, the Underlying Index was comprised of 26 constituents which had a average market capitalization of $1.3 trillion, total market capitalizations ranging from $6.9 billion to $4.3 trillion and were concentrated in the semiconductor industry, which is included in the information technology sector with exposure to companies involved in artificial intelligence and big data. The Underlying Index is rebalanced quarterly and reconstituted annually.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Semiconductor ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Semiconductor ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Semiconductor ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Semiconductor ETF | Investing in U.S. Equities Risk
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Technology ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Technology ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Technology ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Technology ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Technology ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Technology ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $1,496m to $3,849m.

GraniteShares YieldBOOST Technology ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Technology ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Technology ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Technology ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Technology ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Technology ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Technology ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Technology ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Technology ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Technology ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Technology ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Technology ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Technology ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Technology ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Technology ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Technology ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of August 21, 2025, the Underlying Index was comprised of 68 constituents with a median total market capitalization of $54/1 billion, total market capitalizations ranging from $4.2 billion to $4.3 trillion and were concentrated in the information technology sector. The Underlying Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Technology ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Technology ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Technology ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST China ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST China ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST China ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST China ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST China ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST China ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $704m to $2,814m.

GraniteShares YieldBOOST China ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST China ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST China ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST China ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST China ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST China ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST China ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST China ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST China ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST China ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST China ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST China ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST China ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST China ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST China ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST China ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Country Concentration Risk — The Underlying Index has a significant portion of its value in Chinese companies currently trading on the Hong Kong Stock Exchange. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Although the economy of China has been in a state of transition from a government-planned socialist economy to a more market-oriented economy since the 1970s, the level of government involvement in China’s economy continues to distinguish it from other global markets as the majority of productive assets in China are owned (at different levels) by the People’s Republic of China (“China” or the “PRC”) government. Due to PRC government economic reforms during the last 30 years, China’s economy, as reflected in the value of Chinese issuers, has experienced significant growth. There can be no assurance, however, that the PRC government will continue to pursue such reforms. As of July 31, 2025, the Underlying Index constituents had a median market capitalization of $21.5 billion, total market capitalizations ranging from $1.5 billion to $162.7 billion and were concentrated in the technology, financials, and consumer discretionary sectors. The Underlying Index is rebalanced and reviewed quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST China ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST China ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST China ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $4,208m to $7,216m.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST 20Y+ Treasuries ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Concentration Risk — The Underlying Index has a significant portion of its value in U.S Government Securities. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries.

Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market.

U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST 20Y+ Treasuries ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Bitcoin ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Bitcoin ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Bitcoin ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Bitcoin ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Bitcoin ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 5% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Bitcoin ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $5m to $4,162m.

GraniteShares YieldBOOST Bitcoin ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Bitcoin ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Bitcoin ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Bitcoin ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Bitcoin ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Bitcoin ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Bitcoin ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Bitcoin ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Bitcoin ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Bitcoin ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Bitcoin ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Bitcoin ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Bitcoin ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Bitcoin ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Bitcoin ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Bitcoin ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the return of bitcoin futures. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the bitcoin futures during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the bitcoin futures will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the bitcoin futures, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of a bitcoin futures decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Bitcoin futures Investing Risk — The Underlying Leveraged ETF is indirectly exposed to the risks of investing in bitcoin through its investments in bitcoin futures contracts. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin include the following:

-	Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which could adversely impact the value of the Underlying Leveraged ETF. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and bitcoin futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Underlying Leveraged ETF.

-	The Underlying Leveraged ETF’s investments in bitcoin futures contracts are exposed to risks associated with the price of bitcoin, which is subject to numerous factors and risks. The price of bitcoin is impacted by numerous factors, including:

○	The total and available supply of bitcoin, including the possibility that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has thus far been created and that sales of bitcoin by such large holders may impact the price of bitcoin;
○	Global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services, the security of online digital asset trading platforms and public bitcoin addresses that hold bitcoin, the perception that the use and holding of bitcoin is safe and secure, the lack of regulatory restrictions on their use, and the reputation regarding the use of bitcoin for illicit purposes;
○	The fact that bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin;
○	Global bitcoin supply, which is influenced by similar factors as global bitcoin demand, in addition to fiat currency (i.e., government currency not backed by an asset such as gold) needs by miners and taxpayers who may liquidate bitcoin holdings to meet tax obligations;
○	Investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin;
○	Foreign exchange rates between fiat currencies and digital assets such as bitcoin;
○	Interest rates;
○	The continued operation of digital asset trading platforms in the United States and foreign jurisdictions, including their regulatory status, trading and custody policies, and cyber security;
○	Investment and trading activities of large investors, including private and registered funds, that may directly or indirectly invest in bitcoin;
○	Regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin, including measures that restrict the direct or indirect participation in the bitcoin market by financial institutions or the introduction of bitcoin instruments;
○	The maintenance and development of the open-source software protocol of the bitcoin network;
○	Increased competition from other digital assets, including forks of the Bitcoin Network;
○	Developments in the information technology sector;
○	Global or regional political, economic or financial events and situations;
○	Investor or Bitcoin Network participant sentiments on the value or utility of bitcoin; and
○	The dedication of mining power to the Bitcoin Network and the willingness of bitcoin miners to clear bitcoin transactions for relatively low fees.

The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. Bitcoin and bitcoin futures have historically been subject to significant price volatility.

Bitcoin Futures Capacity Risk. If the Underlying Leveraged ETF’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Underlying Leveraged ETF’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Underlying Leveraged ETF may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Underlying Leveraged ETF’s ability to obtain exposure to bitcoin futures contracts will cause the fund’s performance to deviate from the performance of bitcoin futures contracts, and consequently, bitcoin. Additionally, the ability of the Underlying Leveraged ETF to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Underlying Leveraged ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Commodity Regulatory Risk. The Underlying Leveraged ETF’s use of commodities futures subject to regulation by the CFTC has caused the Underlying Leveraged ETF to be classified as a “commodity pool” and this designation requires that the Underlying Leveraged ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Underlying Leveraged ETF’s investment decisions may need to be modified, and commodity contract positions held by the Underlying Leveraged ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Underlying Leveraged ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Underlying Leveraged ETF is impossible to predict, but could be substantial and adverse to the Underlying Leveraged ETF.

Digital Asset Industry Risk. The digital asset industry is a new, speculative, and still-developing industry that faces many risks. In this emerging environment, events that are not directly related to the security or utility of the Bitcoin blockchain can nonetheless precipitate a significant decline in the price of bitcoin. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of bitcoin, which fell 16% from May 1, 2022 to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in bitcoin and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of bitcoin, which fell 16% in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Bitcoin blockchain, could similarly negatively impact the price of bitcoin, and thereby the bitcoin futures contracts held by the Underlying Leveraged ETF.

Digital Asset Regulatory Risk. Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin futures contracts or the Underlying Leveraged ETF’s shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoin, mining activity, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the Bitcoin network, or the digital asset markets generally. Such occurrences could also impair the Underlying Leveraged ETF’s ability to meet its investment objective pursuant to its investment strategy.

Reverse Purchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Underlying Leveraged ETF is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Underlying Leveraged ETF may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Underlying Leveraged ETF invested the proceeds of the reverse repurchase agreement.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Leveraged ETF and its wholly-owned Cayman subsidiary are organized, respectively, could result in the inability of the Underlying Leveraged ETF to operate as intended and could negatively affect the Underlying Leveraged ETF and its shareholders (such as the Fund). The Underlying Leveraged ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST Bitcoin ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Bitcoin ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Bitcoin ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk.

The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AAPL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST AAPL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AAPL ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AAPL ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AAPL ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AAPL ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $2.9m to $366.4m.

GraniteShares YieldBOOST AAPL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AAPL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AAPL ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AAPL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AAPL ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AAPL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AAPL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AAPL ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AAPL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AAPL ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST AAPL ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AAPL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AAPL ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AAPL ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST AAPL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AAPL ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the computer and information technology sector. The value of stocks of computer technology companies and companies that rely heavily on computer technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many computer technology companies have limited product lines, markets, financial resources or personnel. The prices of computer technology companies and companies that rely heavily on computer technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Computer technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the computer technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AAPL ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AAPL ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AAPL ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AAPL ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AMD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST AMD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AMD ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AMD ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMD ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AMD ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $0.75m to $701m.

GraniteShares YieldBOOST AMD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AMD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AMD ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AMD ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AMD ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AMD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AMD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AMD ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AMD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AMD ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST AMD ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AMD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AMD ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AMD ETF | U.S. Government and U.S. Agency Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST AMD ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AMD ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The risks of investments in the semiconductor industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductor industry may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AMD ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMD ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AMD ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AMD ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AMZN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

GraniteShares YieldBOOST AMZN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AMZN ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AMZN ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMZN ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AMZN ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $21.9m to $299.4m.

GraniteShares YieldBOOST AMZN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AMZN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AMZN ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AMZN ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AMZN ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AMZN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AMZN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AMZN ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AMZN ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AMZN ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST AMZN ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AMZN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AMZN ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AMZN ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the online retail company industry. Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AMZN ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMZN ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AMZN ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AMZN ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST AMZN ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

GraniteShares YieldBOOST AMZN ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST AMZN ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AMZN ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST BABA ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

GraniteShares YieldBOOST BABA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST BABA ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST BABA ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST BABA ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST BABA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $0.75m to $153.4m.

GraniteShares YieldBOOST BABA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST BABA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST BABA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST BABA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST BABA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST BABA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST BABA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST BABA ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST BABA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST BABA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST BABA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST BABA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST BABA ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST BABA ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the online retail company industry. Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST BABA ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST BABA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST BABA ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST BABA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST BABA ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

GraniteShares YieldBOOST BABA ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST BABA ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST BABA ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST COIN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST COIN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST COIN ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST COIN ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST COIN ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST COIN ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $0.31m to $1,760m.

GraniteShares YieldBOOST COIN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST COIN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST COIN ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST COIN ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST COIN ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST COIN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST COIN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST COIN ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST COIN ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST COIN ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST COIN ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST COIN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST COIN ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST COIN ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the digital asset and finance company industries. Such companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies typically face intense competition and could be negatively affected by new entrants into the market, especially those located in markets with lower production costs. Competitors in the digital payments space include financial institutions and well-established payment processing companies. In addition, many companies engaged in these businesses store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Online digital asset trading platforms currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is a significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some digital asset-related companies and could severely impact the viability of these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST COIN ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST COIN ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST COIN ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST COIN ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST COIN ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST COIN ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST META ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST META ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST META ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST META ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST META ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST META ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $20m to $329m.

GraniteShares YieldBOOST META ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST META ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST META ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST META ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST META ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST META ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST META ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST META ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST META ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST META ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST META ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST META ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST META ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST META ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the social media and computer programming industry. Such companies provide social networking, file sharing, and other web-based media applications. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Additionally, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Furthermore, the business models employed by the companies in the social media and computer programming industries may not prove to be successful.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST META ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST META ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST META ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. he Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST META ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST META ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST META ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST MSFT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST MSFT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST MSFT ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST MSFT ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MSFT ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST MSFT ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $6.8m to $211.1m.

GraniteShares YieldBOOST MSFT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST MSFT ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST MSFT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST MSFT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST MSFT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST MSFT ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST MSFT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST MSFT ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST MSFT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST MSFT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST MSFT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST MSFT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST MSFT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST MSFT ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST MSFT ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MSFT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST MSFT ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST MSFT ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST MSFT ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST MSFT ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST NVDA ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST NVDA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST NVDA ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST NVDA ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NVDA ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST NVDA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $0.75m to $6,697m.

GraniteShares YieldBOOST NVDA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST NVDA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST NVDA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST NVDA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST NVDA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST NVDA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST NVDA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST NVDA ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST NVDA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST NVDA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST NVDA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST NVDA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST NVDA ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST NVDA ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by NVIDIA Corporation’s ability to identify new products, technologies or services, global competition and business conditions, its dependence on third-party product manufacturers, product defect issues, cybersecurity breaches, and customer concentration. The Underlying Stock may also be affected by risks that affect the broader technology industry, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST NVDA ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NVDA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST NVDA ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST NVDA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST NVDA ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST NVDA ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST TSLA ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST TSLA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST TSLA ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST TSLA ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TSLA ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST TSLA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest. For the 12-month period ending July 31, 2025, the net asset value of the Underlying Leveraged ETF ranged from $0.75m to $7,353m.

GraniteShares YieldBOOST TSLA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST TSLA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST TSLA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST TSLA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST TSLA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST TSLA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST TSLA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST TSLA ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST TSLA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST TSLA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST TSLA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST TSLA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST TSLA ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST TSLA ETF | Underlying Leveraged Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to risks of the automotive industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by company’s ability to develop and launch new products, the growth of its sales and delivery capabilities, part supplier constraints or delays, consumer demand for electric vehicles and competition from existing and competitors. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST TSLA ETF | NAV Erosion Risk Due to Distributions
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TSLA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST TSLA ETF | Etf Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

GraniteShares YieldBOOST TSLA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST TSLA ETF | Investing In U [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST TSLA ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST TSLA ETF | Costs Of Buying Or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.